Consolidated Income Statement - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 138,223,346	R$ 119,743,371	R$ 124,417,705
Interest and similar expenses	(55,121,323)	(48,575,687)	(58,617,986)
Net interest income	83,102,023	71,167,684	65,799,719
Fee and commission income	26,033,007	24,936,454	25,337,676
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	(11,272,790)	(18,586,403)	(1,090,917)
Net gains/(losses) on financial assets at fair value through other comprehensive income	(1,081,393)	(1,716,879)	655,832
Net gains/(losses) on foreign currency transactions	(425,732)	(1,010,972)	323,774
Gross profit from insurance and Pension Plans	6,073,461	7,578,707	8,254,939
- Insurance and pension income	76,221,161	68,410,501	71,191,410
- Insurance and pension expenses	(70,147,700)	(60,831,794)	(62,936,471)
Other operating income	(6,706,454)	(13,735,547)	8,143,628
Expected loss on loans and advances	(9,358,234)	(18,711,841)	(12,532,133)
Expected loss on other financial assets	(255,975)	(833,434)	(1,472,394)
Personnel expenses	(20,013,692)	(18,965,477)	(21,143,568)
Other administrative expenses	(15,993,155)	(15,484,126)	(16,489,578)
Accumulated depreciation and amortization	(5,772,900)	(5,921,030)	(5,865,768)
Other operating income/(expenses)	(18,603,757)	(18,822,246)	(29,597,586)
Other operating expense	(69,997,713)	(78,738,154)	(87,101,027)
Income before income taxes and share of profit of associates and joint ventures	32,430,863	3,630,437	12,179,996
Share of profit of associates and joint ventures	421,504	444,858	1,201,082
Income before income taxes and non-controlling interests	32,852,367	4,075,295	13,381,078
Income taxes	(9,471,563)	11,958,666	7,792,129
Net income for the year	23,380,804	16,033,961	21,173,207
Attributable to shareholders:
Shareholders of the parent	23,172,322	15,836,862	21,023,023
Non-controlling interest	R$ 208,482	R$ 197,099	R$ 150,184
Ordinary shares [member]
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
Earnings per	R$ 2.28	R$ 1.55	R$ 2.06
Preference shares [member]
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
Earnings per	R$ 2.50	R$ 1.71	R$ 2.27